Financing (Key Terms For Long-Term Debt) (Table) (Details) € in Millions, SFr in Millions, $ in Millions, ¥ in Billions	Dec. 31, 2016 CHF (SFr)	Feb. 28, 2016 USD ($)	Feb. 28, 2016 JPY (¥)	Dec. 08, 2015 CHF (SFr)	Dec. 08, 2015 USD ($)	Sep. 15, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jul. 08, 2015 USD ($)	Jul. 08, 2015 EUR (€)	Mar. 31, 2017 CHF (SFr)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2017 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2001 USD ($)
Debt Instrument [Line Items]
Long-term debt											$ 11,950.3			$ 12,269.0			$ 12,870.4
Long-term borrowings, fair value											10,170.4			10,095.1
Other
Debt Instrument [Line Items]
Long-term debt											165.5			124.6			227.5
Senior notes | Floating rate senior unsecured notes due 2017
Debt Instrument [Line Items]
Long-term debt											533.3			526.0			544.8
Basis spread percentage to determine floating interest rate	0.45%
Debt instrument, redemption price, percentage								100.00%	100.00%
Debt instrument, face amount | €												€ 500.0			€ 500.0
Senior notes | 1.65% senior unsecured notes due 2018
Debt Instrument [Line Items]
Long-term debt											$ 498.4			$ 498.1			497.1
Interest rate of debt instrument	1.65%									1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Debt instrument, redemption price, percentage						99.866%
Senior notes | 1.0% senior unsecured notes due 2019
Debt Instrument [Line Items]
Long-term debt											$ 637.5			$ 628.6			651.0
Interest rate of debt instrument	1.00%									1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Debt instrument, redemption price, percentage								99.696%	99.696%
Debt instrument, face amount | €												€ 600.0			€ 600.0
Senior notes | 2.4% senior unsecured notes due 2020
Debt Instrument [Line Items]
Long-term debt											$ 497.0			$ 496.8			495.9
Interest rate of debt instrument	2.40%									2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%
Debt instrument, redemption price, percentage						99.757%
Senior notes | 5.0% senior unsecured notes due 2020
Debt Instrument [Line Items]
Long-term debt											$ 402.5			$ 402.6			410.7
Interest rate of debt instrument	5.00%									5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Senior notes | 0.352% senior unsecured notes due 2021
Debt Instrument [Line Items]
Long-term debt											$ 268.5			$ 255.6		¥ 30.0	0.0
Interest rate of debt instrument	0.352%									0.352%	0.352%	0.352%	0.352%	0.352%	0.352%	0.352%
Debt instrument, redemption price, percentage		100.00%	100.00%
Net proceeds from debt		$ 262.0	¥ 29.9
Debt instrument, face amount | ¥													¥ 30.0			¥ 30.0
Senior notes | 1.7% senior unsecured notes due 2022
Debt Instrument [Line Items]
Long-term debt											$ 848.0			$ 836.5			866.8
Interest rate of debt instrument	1.70%									1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Debt instrument, redemption price, percentage								99.651%	99.651%
Debt instrument, face amount | €												€ 800.0			€ 800.0
Senior notes | 2.5% senior unsecured notes due 2025
Debt Instrument [Line Items]
Long-term debt											$ 848.4			$ 836.8			867.9
Interest rate of debt instrument	2.50%									2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Debt instrument, redemption price, percentage								99.878%	99.878%
Debt instrument, face amount | €												€ 800.0			€ 800.0
Senior notes | 3.35% senior unsecured notes due 2025
Debt Instrument [Line Items]
Long-term debt											$ 495.9			$ 495.8			495.3
Interest rate of debt instrument	3.35%									3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Debt instrument, redemption price, percentage						99.857%
Senior notes | 4.375% senior unsecured notes due 2045
Debt Instrument [Line Items]
Long-term debt											$ 499.3			$ 499.3			499.3
Interest rate of debt instrument	4.375%									4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Debt instrument, redemption price, percentage						99.784%
Senior notes | Euro-denominated senior unsecured notes
Debt Instrument [Line Items]
Net proceeds from debt								$ 3,000.0	€ 2,700.0
Senior notes | U.S. dollar-denominated senior unsecured notes
Debt Instrument [Line Items]
Net proceeds from debt						$ 2,000.0
Bonds | 0.0% unsecured bonds due 2017
Debt Instrument [Line Items]
Long-term debt											$ 99.6			$ 98.0			99.7
Interest rate of debt instrument	0.00%									0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Debt instrument, redemption price, percentage				100.14%	100.14%
Debt instrument, face amount | SFr	SFr 100.0									SFr 100.0
Bonds | 0.5% unsecured bonds due 2023
Debt Instrument [Line Items]
Long-term debt											$ 541.0			$ 532.3			541.6
Interest rate of debt instrument	0.50%									0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Debt instrument, redemption price, percentage				100.924%	100.924%
Debt instrument, face amount | SFr	SFr 540.0									SFr 540.0
Bonds | 1.125% unsecured bonds due 2028
Debt Instrument [Line Items]
Long-term debt											$ 110.6			$ 108.8			110.7
Interest rate of debt instrument	1.125%									1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Debt instrument, redemption price, percentage				101.303%	101.303%
Debt instrument, face amount | SFr	SFr 110.0									SFr 110.0
Convertible debt | Zero-coupon LYONS due 2021
Debt Instrument [Line Items]
Long-term debt											$ 68.5			$ 68.1			$ 72.6
Interest rate of debt instrument	0.00%									0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		2.375%
Debt instrument, face amount																		$ 830.0
Commercial paper
Debt Instrument [Line Items]
Long-term debt											$ 4,000.0			$ 4,000.0
Commercial paper | US dollar denominated and euro-denominated commercial paper
Debt Instrument [Line Items]
Long-term debt														$ 5,861.1
Pall Corporation | Senior notes | 5.0% senior unsecured notes due 2020
Debt Instrument [Line Items]
Debt instrument, face amount							$ 375.0
Long-term borrowings, fair value							$ 417.0
Interest rate, effective percentage							2.90%
Pall Corporation | Senior notes | Euro-denominated senior unsecured notes
Debt Instrument [Line Items]
Net proceeds from debt								$ 3,000.0	€ 2,700.0
Pall Corporation | Senior notes | U.S. dollar-denominated senior unsecured notes
Debt Instrument [Line Items]
Net proceeds from debt						$ 2,000.0
Pall Corporation | Bonds | Swiss franc-denominated senior unsecured bonds
Debt Instrument [Line Items]
Net proceeds from debt				SFr 755.0	$ 732.0
Pall Corporation | Commercial paper
Debt Instrument [Line Items]
Net proceeds from debt							$ 8,100.0